Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,024,724,528.64
Previously Paid Amount	0.00
Total Fee Amount	279,614.46
Total Offset Amount	0.00
Net Fee	279,614.46
Narrative - Max Aggregate Offering Price	$ 2,024,724,528.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true